Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 538,017	¥ 257,399	¥ 412,507
Troubled debt restructurings, Post-modification outstanding recorded investment		537,411	217,210	399,849
Troubled debt restructurings that subsequently defaulted, Recorded Investment		30,355	165,049	14,666
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,030		1,594
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,030		1,594
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	377,563	116,299	324,055
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	377,563	76,530	312,215
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	4,587	150,142	5,234
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	335,347	63,304	239,793
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	335,347	23,535	227,953
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,373	147,025	1,769
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,377	2,881	5,053
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,377	2,881	5,053
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	11	6	322
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	7,457	7,167	13,555
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	7,457	7,167	13,555
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	38	745	119
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	5,268	12,226	16,024
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	5,268	12,226	16,024
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	217	1,193	452
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	22,868	27,545	43,643
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	22,868	27,545	43,643
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2,530	1,090	2,044
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]			12
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]			12
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,405	869	2,434
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,405	869	2,434
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	385	20	264
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,493	1,240	2,005
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,493	1,240	2,005
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		40	149
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,348	1,067	1,536
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,348	1,067	1,536
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	33	23	115
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	58,178	23,849	3,090
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	58,178	23,849	2,927
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	11,268
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	13,092	19,316	26,073
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	13,092	19,316	26,073
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	231	284	345
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	17,256	16,002	19,275
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	16,759	15,670	19,015
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	3,661	4,479	4,793
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	38,558	64,064	18,624
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	38,449	64,064	18,258
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	6,624	3,925	2,839
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	32,340	17,869	19,796
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	32,340	17,781	19,767
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 3,984	¥ 6,219	¥ 1,455

[1]	For the fiscal years ended March 31, 2015 and 2016, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment. For the fiscal year ended March 31, 2017, extension of the stated maturity date of loans was the primary concession type in the Residential segment, reduction in the stated rate was the primary concession type in the Commercial and Card segments and payment deferrals was the primary concession type in the MUAH and Krungsri segments.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.